                           Drinker Biddle & Reath LLP
                                One Logan Square
                              18th & Cherry Streets
                           Philadelphia, PA 19103-6996
                              phone (215) 988-2700
                               fax (215) 988-2757
                                   www.dbr.com

                                October 2, 2002


VIA EDGAR TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

                  Re:      The Commerce Funds
                           File Nos. 33-80966/811-8598

Ladies and Gentlemen:

                  On behalf of The Commerce Funds (the "Trust") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), I hereby certify that the Prospectuses and Statement of Additional Information dated September 27, 2002 for the Institutional and Service Shares of the Asset Allocation Fund that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from the Prospectuses and Statement of Additional Information contained in the Trust's most recent Post-Effective Amendment to its Registration Statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940, as amended, ("PEA #19"), which was filed on September 27, 2002; and (ii) the text of PEA #19 has been filed electronically.

                  Questions and comments concerning this letter may be directed to the undersigned at (215) 988-3373.

                                                 Sincerely,


                                                 /s/ Michael G. Phillips
                                                 ----------------------------
                                                 Michael G. Phillips